Schedule of Inventory, Current (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Inventory Schedule Of Inventory, Current 1	$ 53,937
Inventory Schedule Of Inventory, Current 2	5,125
Inventory Schedule Of Inventory, Current 3	49,850
Inventory Schedule Of Inventory, Current 4	2,448
Inventory Schedule Of Inventory, Current 5	103,787
Inventory Schedule Of Inventory, Current 6	7,573
Inventory Schedule Of Inventory, Current 1		5,125
Inventory Schedule Of Inventory, Current 2		2,449
Inventory Schedule Of Inventory, Current 3		$ 7,574